Ordinary Share - Additional Information (Details) $ / shares in Units, ¥ in Millions						1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 18, 2018 CNY (¥) shares	Sep. 18, 2018 USD ($) $ / shares shares	Jan. 03, 2018 CNY (¥)	Jan. 03, 2018 USD ($) $ / shares	Sep. 01, 2017 USD ($) shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) $ / shares shares	Jan. 31, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares shares	Mar. 31, 2018 $ / shares	Feb. 28, 2018 shares	Dec. 31, 2017 $ / shares shares	Nov. 30, 2017 $ / shares	Nov. 14, 2017 shares	Sep. 29, 2017 shares	Jul. 17, 2017 USD ($) $ / shares shares
Class Of Stock [Line Items]
Ordinary shares, authorized amount | $					$ 50,000												$ 50,000
Ordinary shares, shares authorized													493,681,319				50,000
Ordinary shares, par value | $ / shares																	$ 1.00
Ordinary shares, shares, issued					50,000					34,248,442			50,000,000
Ordinary shares, subdivided into multiple shares					500,000,000
Ordinary shares, shares, outstanding													40,000,000
Fair value per share | $ / shares											$ 23.62			$ 7.28
Shares options vested										15,937,500
Share-based compensation expense | ¥									¥ 1.4
Common stock shares vested										15,937,500
Initial Public Offering
Class Of Stock [Line Items]
Proceeds from initial public offering						¥ 590.9	$ 85,900,000
Founders | 2017 Plan
Class Of Stock [Line Items]
Ordinary shares, shares, issued												10,000,000
Exercised and issued from treasury shares										500,000
Restricted shares
Class Of Stock [Line Items]
Shares option granted								15,937,500
Share price | $ / shares								$ 0.0001
Restricted shares | Minimum
Class Of Stock [Line Items]
Shares vesting period								24 months
Restricted shares | Maximum
Class Of Stock [Line Items]
Shares vesting period								34 months
Restricted shares | Founders
Class Of Stock [Line Items]
Shares option granted								15,937,500
Share price | $ / shares				$ 0.0001
Share-based compensation expense			¥ 215.0	$ 33,100,000		¥ 649.7	$ 95,000,000
Restricted shares | Founders | Minimum
Class Of Stock [Line Items]
Shares vesting period			24 months	24 months
Restricted shares | Founders | Maximum
Class Of Stock [Line Items]
Shares vesting period			34 months	34 months
Restricted shares | Founders | Share Restriction Deeds
Class Of Stock [Line Items]
Shares option granted								15,937,500
Share price | $ / shares								$ 0.0001
Restricted shares | Founders | Share Restriction Deeds | Minimum
Class Of Stock [Line Items]
Shares vesting period								24 months
Restricted shares | Founders | Share Restriction Deeds | Maximum
Class Of Stock [Line Items]
Shares vesting period								34 months
Restricted shares | Founders | Share Restriction Deeds | Initial Public Offering
Class Of Stock [Line Items]
Shares options vested						15,937,500	15,937,500
Series A Shares
Class Of Stock [Line Items]
Mezzanine equity, shares authorized										4,945,055			4,945,055
Mezzanine equity, shares issued										0			4,945,055			4,945,055
Mezzanine equity, shares outstanding										0			4,945,055
Series A1 Shares
Class Of Stock [Line Items]
Mezzanine equity, shares authorized										1,373,626			1,373,626
Mezzanine equity, shares issued										0			1,373,626		1,373,626
Mezzanine equity, shares outstanding										0			1,373,626
American Depositary Shares | Initial Public Offering
Class Of Stock [Line Items]
Ordinary shares, shares, issued							3,450,000
Share price | $ / shares		$ 7.00
Number of shares offered	13,800,000	13,800,000				13,800,000	13,800,000
Proceeds from public offering | $							$ 96,600,000
Shares issued price per share | $ / shares							$ 7.00
Proceeds from initial public offering	¥ 590.9	$ 85,900,000
American Depositary Shares | Over-Allotment Option
Class Of Stock [Line Items]
Number of shares offered	1,800,000	1,800,000				1,800,000	1,800,000
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized										50,000,000			43,681,319
Ordinary shares, par value | $ / shares										$ 0.0001			$ 0.0001
Ordinary shares, shares, issued										37,022,806			15,751,558
Ordinary shares, shares, outstanding										27,522,806			5,751,558
Converted and designated as ordinary shares										1
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized										34,248,442			34,248,442
Ordinary shares, par value | $ / shares										$ 0.0001			$ 0.0001
Ordinary shares, shares, issued										34,248,442			18,310,942
Ordinary shares, shares, outstanding										34,248,442			18,310,942
Converted and designated as ordinary shares										1